Fair Value Disclosures	12 Months Ended
Jan. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures

19.    Fair Value Disclosures

Fair Value Measurements on a Recurring Basis.    The Company measures the fair value of certain assets and liabilities on a recurring basis based upon a fair value hierarchy in accordance with ASC 820, Fair Value Measurements and Disclosures, as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Observable market data, including quoted prices for similar assets and liabilities, and inputs other than quoted prices that are observable, such as interest rates and yield curves; and

•	Level 3 – Unobservable data reflecting the Company’s own assumptions, where there is little or no market activity for the asset or liability.

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of January 31, 2013 and 2012 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

		Fair Value Measurement at Reporting Date Using:
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Balance at January 31, 2013
Assets:
Cash and cash equivalents	$237,276	$237,276	$—	$—
Forward exchange contracts	101	—	101	—

Total	$237,377	$237,276	$101	$—

Liabilities:
Forward exchange contracts	$79	$—	$79	$—

Total	$79	$—	$79	$—

Balance at January 31, 2012
Assets:
Cash and cash equivalents	$321,761	$321,761	$—	$—
Forward exchange contracts	415	—	415	—
Other	2,586	—	—	2,586

Total	$324,762	$321,761	$415	$2,586

Liabilities:
Forward exchange contracts	$646	$—	$646	$—

Total	$646	$—	$646	$—

Forward Exchange Contracts.    The Company’s forward exchange contracts are over-the-counter derivatives, which are valued using pricing models that rely on currency exchange rates, and therefore, are classified as Level 2.

Other.    Other financial assets and liabilities utilizing Level 3 inputs include minority call and put options granted to the Company and certain of the Company’s minority partners. These call and put options do not have any quoted prices, nor can they be valued using inputs based on observable market data. These investments are valued internally, based on the difference between the estimated strike price and the estimated fair value of the minority partner equity, when the call and put options become exercisable.

The following table presents the changes in Level 3 instruments measured on a recurring basis for the fiscal years ended January 31, 2013 and 2012:

	2013		2012
	Assets	Liabilities	Assets	Liabilities
Balance at February 1,	$2,586	$—	$388	$649
(Deletions)/additions	(968)	—	1,686	(111)
Net change in fair value included in earnings	(1,600)	—	724	(563)
Foreign currency translation	(18)	—	(212)	25

Balance at January 31,	$—	$—	$2,586	$—

Fair Value Measurements on a Non-Recurring Basis.    Certain assets and liabilities are not measured at fair value, but are recognized and disclosed at fair value on a non-recurring basis. During the years ended January 31, 2013 and 2012, such measurements of fair value related primarily to the identifiable assets and liabilities with respect to business combinations that closed within the period and to the evaluation of impairment which involves comparing the fair value of the Company’s reporting units to their recorded value, including goodwill and intangible assets.

For business combinations, the Company uses inputs other than quoted prices that are observable, such as interest rates, cost of capital and market comparable royalty rates, which are applied to income and market valuation approaches, and therefore, are classified as Level 2. The fair value of net identifiable tangible and intangible assets acquired and liabilities assumed (excluding goodwill) for business combinations that closed during the periods indicated were not material to the Company’s consolidated financial statements. In the evaluation of goodwill impairment, the Company uses a DCF model, corroborated by comparative market multiples, where appropriate, to determine the current fair value of its reporting units. A number of significant assumptions and estimates that use unobservable inputs are involved in the application of the DCF model to forecast operating cash flows, and therefore, are classified as Level 3. For further information on the impairments recorded, see Note 7, “Goodwill and Other Intangible Assets.”